Total
BMO Core Plus Bond Fund
BMO Core Plus Bond Fund
Investment Objective:
To maximize total return consistent with current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of certain BMO Funds. More information about these and other discounts and waivers is available from your financial professional and under “How to Buy Shares
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Purchase of Class A Shares
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Class A Shares
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Sales Charge” on page 93 of this Prospectus, under “How to Buy Shares
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Class A Shares
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Waivers and Reductions of Sales Charges” beginning on page 94 of this Prospectus, under “Appendix
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Sales Charge Waivers” on page 128 of this Prospectus, and “How to Buy Shares” beginning on page B-36 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - BMO Core Plus Bond Fund		Class Y	Class I	Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		none	none	3.50%
Maximum Deferred Sales Charge (Load) (as a percentage of shares redeemed within 18 months of purchase)	[1]	none	none	55.00%
Redemption Fee		none	none	none
[1]	The Maximum Deferred Sales Charge on Class A shares is applied only to purchases of $1,000,000 or more that are redeemed within 18 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - BMO Core Plus Bond Fund		Class Y	Class I	Class A
Management Fees	[1]	0.13%	0.13%	0.13%
Distribution (12b-1) Fees		none	none	0.25%
Other Expenses		0.43%	0.18%	0.18%
Total Annual Fund Operating Expenses		0.56%	0.31%	0.56%
[1]	The management fee disclosed is a blended fee based on the Fund’s total assets as of August 31, 2020. Under the investment advisory agreement, the Fund pays a management fee of 0.25% on the Fund’s first $100 million of average daily net assets, 0.16% on the next $150 million of average daily net assets, 0.12% on the next $250 million of average daily net assets, and 0.10% on assets in excess of $500 million.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, whether you redeem all of your shares at the end of those periods or not. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Expense Example - BMO Core Plus Bond Fund - USD ($)	Class Y	Class I	Class A
1 Year	$ 57	$ 32	$ 405
3 Years	179	100	523
5 Years	313	174	652
10 Years	$ 701	$ 393	$ 1,027

Expense Example, No Redemption - BMO Core Plus Bond Fund - USD ($)	Class Y	Class I	Class A
1 Year	$ 57	$ 32	$ 405
3 Years	179	100	523
5 Years	313	174	652
10 Years	$ 701	$ 393	$ 1,027

Portfolio Turnover
The Fund incurs transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 28% of the average value of its portfolio.

Principal Investment Strategies
The Fund invests at least 80% of its assets in bonds. Fund investments include corporate, asset-backed, mortgage-backed and U.S. government securities. Although the Fund will invest primarily in securities with a minimum rating in the lowest investment grade category (i.e., rated BBB by Standard & Poor’s or Baa by Moody’s Investors Service, or higher, or unrated and considered by the sub-adviser to be comparable in quality) at the time of purchase, the Fund may invest up to 20% of its assets in debt securities that are below investment grade, also known as high yield securities or “junk bonds.” While the Fund’s assets are predominantly U.S. dollar denominated, the Fund also may invest up to 20% of its assets in non-U.S. dollar denominated foreign debt securities, all or a portion of which may be emerging markets debt securities.
The Fund’s investment strategy is referred to as “Core Plus” because the Adviser has the ability to add high yield securities and emerging markets debt securities to a core portfolio of investment grade fixed income securities. The Adviser’s strategy for maximizing total return is to adjust the Fund’s weightings in these sectors as it deems appropriate. The Adviser uses macroeconomic, credit, and market analysis to select portfolio securities. The Adviser also integrates environmental, social, and governance (ESG) considerations into its investment process
. The Fund normally maintains an average dollar-weighted effective maturity of three to ten years. Effective maturity takes into
account the possibility that a bond may have prepayments or may be called by the issuer before its stated maturity date.
From time to time, the Fund maintains a portion of its assets in cash. The Fund may increase its cash holdings in response to market conditions or in the event attractive investment opportunities are not available.

Principal Risks
The Fund cannot assure that it will achieve its investment objective. An investment in the Fund is not a deposit of BMO Harris Bank N.A., or any of its affiliates, and is not insured or guaranteed by the FDIC or any other government agency.

The net asset value of the Fund will vary and
you could lose money by investing in the Fund.
In addition, the Fund is subject to the following risks.
Corporate Debt Securities Risks.
Corporate debt securities are fixed income securities issued by businesses. The market value of corporate debt may be affected by changes in the market rate of interest, the credit rating of the corporation, the corporation’s performance, and perceptions of the corporation in the market place. Corporate issuers may not be able to meet their obligations on interest or principal payments at the time called for by an instrument.
Income Risks.
The Fund’s income could decline due to falling market interest rates. In a falling interest rate environment, the Fund may be required to invest its assets in lower-yielding securities.
Interest Rate Risks.
Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Interest rate changes also are influenced by a number of factors including government or central bank policy, inflation expectations, and supply and demand.
Credit Risks.
Credit risk is the possibility that an issuer or counterparty will default on a security or repurchase agreement by failing to pay interest or principal when due. If an issuer defaults, the Fund may lose money. Lower credit ratings correspond to higher credit risk. Bonds rated lower than BBB or Baa have speculative characteristics.
Call Risks.
If the securities in which the Fund invests are redeemed by the issuer before maturity (or “called”), the Fund may have to reinvest the proceeds in securities that pay a lower interest rate, which may decrease the Fund’s yield. This will most likely happen when interest rates are declining.
High Yield Securities Risks.
High yield securities, also referred to as “junk bonds” or non-investment grade securities, are debt securities rated lower than BBB by Standard & Poor’s or Baa by
Moody’s Investors Service. These securities tend to be more sensitive to economic conditions than are higher-rated securities, generally involve more credit risk than securities in the higher-rated categories, and are predominantly considered to be speculative. The issuers of high yield securities are typically more leveraged and the risk of loss due to default by an issuer of high yield securities is significantly greater than issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors. The Fund may have difficulty disposing of certain high yield securities because a thin trading market for such securities may exist.
Foreign Securities Risks.
Investing in foreign securities may involve additional risks, including currency-rate fluctuations, political and economic instability, differences in financial reporting standards, less-strict regulation of the securities markets, and possible imposition of foreign withholding taxes. Furthermore, the Fund may incur higher costs and expenses when making foreign investments, which will affect the Fund’s total return.
Emerging Markets Risks.
Investments
in emerging market countries can involve risks in addition to, and greater than, those generally associated with investing in more developed foreign markets. Emerging market countries may have less established legal, political, business, and social frameworks to support securities markets; greater sensitivity to interest rate changes; higher currency exchange rate volatility; and greater risks of inflation, deflation or currency devaluation. Securities in emerging markets also may be less liquid than those in developed markets and foreign investors may be limited in their ability to invest in, and withdraw assets from, these markets
.
Asset-Backed/Mortgage-Backed Securities Risks.
Asset-backed and mortgage-backed securities are subject to risks of prepayment. The Fund’s yield will be reduced if cash from prepaid securities is reinvested in securities with lower interest rates. The risk of prepayment also may decrease the value of mortgage-backed securities. Asset-backed securities may have a higher level of default and recovery risk than mortgage-backed securities. Asset-backed securities may also be subject to greater risk of default during periods of economic downturn than other securities, which could result in possible losses to the Fund. In addition, the secondary market for asset-backed securities may not be as liquid as the market for other securities which may result in the Fund experiencing difficulty in selling or valuing asset-backed securities. Both of these types of securities may decline in value because of mortgage foreclosures or defaults on the underlying obligations. Credit risk is greater for mortgage-backed and asset-backed securities that are subordinate to another security.
Government Obligations Risks.
No assurance can be given that the U.S. government will provide financial support to U.S. government-sponsored agencies or instrumentalities where it is not obligated to do so by law (such as Fannie Mae or Freddie Mac). As a result, a risk exists that these entities will default on a financial obligation.
Liquidity Risks.
Liquidity risk refers to the possibility that the trading market for a particular type of security becomes less liquid or the Fund may not be able to sell or buy a security or close out an investment contract at a favorable price or time. The market for lower-quality debt instruments, including junk bonds, is generally less liquid than the market for higher-quality debt instruments. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on the Fund’s performance. Infrequent trading of securities also may lead to an increase in their price volatility. Illiquidity may result from political, economic, or issuer specific events or overall market disruptions.
Management Risks.
The Adviser's judgments about the attractiveness, value, and potential appreciation of the Fund’s investments may prove to be incorrect. Accordingly, no guarantee exists that the investment techniques used by the Fund’s managers will produce the desired results.

Fund Performance
The bar chart and table show the historical performance of the Fund’s shares and provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s total returns before taxes have varied from year to year, while the table compares the Fund’s average annual total returns to the returns of a broad measure of market performance and an index of funds with similar investment objectives. Please keep in mind that past performance, before and after taxes, does not represent how the Fund will perform in the future. Investors may obtain updated performance information for the Fund at bmofunds.com.

Class I—Annual Total Returns (calendar years 2010-2019)

The return for the Class I shares of the Fund from January 1, 2020 through September 30, 2020 was 6.23%.
During the periods shown in the bar chart for the Fund:
	Quarter Ended	Returns
Best quarter	9/30/2012	4.13%
Worst quarter	6/30/2013	(2.96)%

Average Annual Total Returns through 12/31/19
Average Annual Total Returns - BMO Core Plus Bond Fund	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class I	9.93%	3.54%	4.97%		Dec. 22, 2008
Class I | Return After Taxes on Distributions	8.42%	2.15%	3.41%
Class I | Return After Taxes on Distributions and Sale of Fund Shares	5.85%	2.08%	3.23%
Class Y	9.66%	3.28%	4.73%		Dec. 22, 2008
Class Y | BBUABI (reflects no deduction for fees, expenses or taxes)	8.72%	3.05%	3.75%
Class Y | LCPBI (reflects deduction of fees and no deduction for sales charges or taxes)	9.33%	3.37%	4.49%
Class A	5.79%	2.54%		2.54%	May 27, 2014
Class A | BBUABI (reflects no deduction for fees, expenses or taxes)	8.72%	3.05%		3.13%
Class A | LCPBI (reflects deduction of fees and no deduction for sales charges or taxes)	9.33%	3.37%		3.29%

After-tax returns are calculated using the highest historical individual marginal federal income tax rates and do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors holding shares through tax-deferred programs, such as IRAs or 401(k) plans.

After-tax returns are shown only for Class I and after-tax returns for Class Y and Class A will vary.
The Return After Taxes on Distributions and Sale of Fund Shares may be higher than other return figures when a capital loss is realized on the sale of Fund shares which provides an assumed tax benefit to the shareholder that increases the after-tax return.
The Bloomberg Barclays U.S. Aggregate Bond Index (BBUABI) is an index that covers the U.S. investment-grade fixed-rate bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities. To qualify for inclusion, a bond or security must have at least one year to final maturity and be rated Baa3 or better, dollar denominated, non-convertible, fixed-rate and publicly issued.